Allowance for Credit Losses (By Loan Class) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Credit Losses
Balance at the beginning of the period		$ 61,384	$ 60,278	$ 61,384	$ 67,687
Losses charged to allowance			(9,574)	(22,928)	(15,125)
Recoveries credited to allowance			2,629	2,979	2,710
Net (losses) recoveries charged to allowance			(6,945)	(19,949)	(12,415)
Provision charged (credited) to operations			45,379	18,843	6,112
Balance at the end of the period			109,059	60,278	61,384
Nonperforming Financing Receivable [Member]
Allowance for Credit Losses
Provision charged (credited) to operations	$ (9,500)	(9,500)
ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			10,347
Balance at the end of the period				10,347
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Allowance for Credit Losses
Balance at the beginning of the period		12,596	11,145	12,596	27,905
Losses charged to allowance			(8,936)	(14,412)	(14,220)
Recoveries credited to allowance			2,191	2,196	1,981
Net (losses) recoveries charged to allowance			(6,745)	(12,216)	(12,239)
Provision charged (credited) to operations			13,261	10,765	(3,070)
Balance at the end of the period			21,908	11,145	12,596
Commercial, financial and agricultural | Domestic | Commercial Loan [Member] | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			4,247
Balance at the end of the period				4,247
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Allowance for Credit Losses
Balance at the beginning of the period		19,353	16,533	19,353	16,663
Losses charged to allowance			(55)		(70)
Recoveries credited to allowance			117		246
Net (losses) recoveries charged to allowance			62		176
Provision charged (credited) to operations			17,697		2,514
Balance at the end of the period			30,000	16,533	19,353
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			(4,292)
Balance at the end of the period				(4,292)
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Allowance for Credit Losses
Balance at the beginning of the period		1,808	1,786	1,808	1,109
Provision charged (credited) to operations			3,620	(22)	699
Balance at the end of the period			5,051	1,786	1,808
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member] | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			(355)
Balance at the end of the period				(355)
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Allowance for Credit Losses
Balance at the beginning of the period		15,123	18,152	15,123	11,675
Losses charged to allowance			(19)	(39)	(1)
Recoveries credited to allowance			35	113	25
Net (losses) recoveries charged to allowance			16	74	24
Provision charged (credited) to operations			6,053	2,955	3,424
Balance at the end of the period			37,612	18,152	15,123
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			13,391
Balance at the end of the period				13,391
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Allowance for Credit Losses
Balance at the beginning of the period		19,353	16,533	19,353
Losses charged to allowance				(7,353)
Recoveries credited to allowance				318
Net (losses) recoveries charged to allowance				(7,035)
Provision charged (credited) to operations				4,215
Balance at the end of the period				16,533	19,353
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Allowance for Credit Losses
Balance at the beginning of the period		3,467	3,762	3,467	2,950
Losses charged to allowance			(160)	(201)	(122)
Recoveries credited to allowance			21	26	36
Net (losses) recoveries charged to allowance			(139)	(175)	(86)
Provision charged (credited) to operations			1,831	470	603
Balance at the end of the period			3,874	3,762	3,467
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member] | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			(1,580)
Balance at the end of the period				(1,580)
Real estate - mortgage | Domestic | Residential Junior Lien
Allowance for Credit Losses
Balance at the beginning of the period		7,719	7,535	7,719	6,103
Losses charged to allowance			(124)	(435)	(347)
Recoveries credited to allowance			186	286	369
Net (losses) recoveries charged to allowance			62	(149)	22
Provision charged (credited) to operations			2,402	(35)	1,594
Balance at the end of the period			9,570	7,535	7,719
Real estate - mortgage | Domestic | Residential Junior Lien | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			(429)
Balance at the end of the period				(429)
Consumer | Domestic
Allowance for Credit Losses
Balance at the beginning of the period		447	542	447	440
Losses charged to allowance			(280)	(487)	(362)
Recoveries credited to allowance			69	40	43
Net (losses) recoveries charged to allowance			(211)	(447)	(319)
Provision charged (credited) to operations			185	542	326
Balance at the end of the period			291	542	447
Consumer | Domestic | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			(225)
Balance at the end of the period				(225)
Foreign | Foreign
Allowance for Credit Losses
Balance at the beginning of the period		$ 871	823	871	842
Losses charged to allowance				(1)	(3)
Recoveries credited to allowance			10		10
Net (losses) recoveries charged to allowance			10	(1)	7
Provision charged (credited) to operations			330	(47)	22
Balance at the end of the period			753	823	$ 871
Foreign | Foreign | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the period			$ (410)
Balance at the end of the period				$ (410)